Expenses by category (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Depletion / Depreciation	$ (12,132)	$ (13,407)
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
Salaries and benefits	(9,496)	(9,701)
Legal	(4,270)	(3,023)
Public company expenses	(2,813)	(4,093)
Other	(1,507)	(4,317)
Depletion / Depreciation	(96)	(80)
Total sales, general and administrative expenses	$ (18,182)	$ (21,214)